Business Combination - Schedule of Fair Value of the Consideration Transferred to Acroname Shareholders (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Fair Value of Consideration Transferred to Acroname Shareholders [Abstract]
Cash payment	$ 9,160
Fair value of earnout liability	2,036 [1]
Total consideration	$ 11,196

[1]	The Company recorded earn out liability in connection with its business combination at fair value on the acquisition date.